Cover	Oct. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	CRH public limited company
Entity Incorporation, State or Country Code	L2
Entity File Number	001-32846
Entity Tax Identification Number	98-0366809
Entity Address, Address Line One	Stonemason’s Way
Entity Address, Address Line Two	Rathfarnham
Entity Address, Postal Zip Code	D16 KH51
Entity Address, Country	IE
Country Region	+353
City Area Code	1
Local Phone Number	404 1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000849395
Entity Address, City or Town	Dublin
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares of €0.32 each
Trading Symbol	CRH
Security Exchange Name	NYSE
Six Point Four Percent Notes Due 2033
Document Information [Line Items]
Title of 12(b) Security	6.400% Notes due 2033
Trading Symbol	CRH/33A
Security Exchange Name	NYSE
Five Point Two Percent Guaranteed Notes Due 2029
Document Information [Line Items]
Title of 12(b) Security	5.200% Guaranteed Notes due 2029
Trading Symbol	CRH/29
Security Exchange Name	NYSE
Five Point Four Percent Guaranteed Notes Due 2034
Document Information [Line Items]
Title of 12(b) Security	5.400% Guaranteed Notes due 2034
Trading Symbol	CRH/34
Security Exchange Name	NYSE
Five Point One Two Five Percent Guaranteed Notes Due 2030
Document Information [Line Items]
Title of 12(b) Security	5.125% Guaranteed Notes due 2030
Trading Symbol	CRH/30
Security Exchange Name	NYSE
Five Point Five Percent Guaranteed Notes Due 2035
Document Information [Line Items]
Title of 12(b) Security	5.500% Guaranteed Notes due 2035
Trading Symbol	CRH/35
Security Exchange Name	NYSE
Five Point Eight Seven Five Percent Guaranteed Notes Due 2055
Document Information [Line Items]
Title of 12(b) Security	5.875% Guaranteed Notes due 2055
Trading Symbol	CRH/55
Security Exchange Name	NYSE
Four Point Four Percent Guaranteed Notes Due 2031
Document Information [Line Items]
Title of 12(b) Security	4.400% Guaranteed Notes due 2031
Trading Symbol	CRH/31
Security Exchange Name	NYSE
Five Percent Guaranteed Notes Due 2036
Document Information [Line Items]
Title of 12(b) Security	5.000% Guaranteed Notes due 2036
Trading Symbol	CRH/36
Security Exchange Name	NYSE
Five Point Six Percent Guaranteed Notes Due 2056
Document Information [Line Items]
Title of 12(b) Security	5.600% Guaranteed Notes due 2056
Trading Symbol	CRH/56
Security Exchange Name	NYSE